Long-Term Debt - $320 Million Term Loan Facility and $55 Million Revolving Credit Facility (Details) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2013 USD ($)
Long-Term Debt
Credit facility amount				$ 20.0
Multi-Vessels Facility
Long-Term Debt
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1.5
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		$ 1.0
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)		125.00%
$320 million loan facility
Long-Term Debt
Loan facility amount	$ 320.0	$ 320.0	$ 320.0
Number of consecutive quarterly installments | item	20
Balloon payment to be paid	$ 177.0
$320 million loan facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.125%
$55 million revolving credit facility
Long-Term Debt
Loan facility amount		$ 55.0	$ 55.0
Credit facility amount	$ 55.0
Commitment fee percentage	0.85%
$55 million revolving credit facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.125%